Label	Element	Value
Service Shares Prospectus | Dreyfus National Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	February 1, 2022 GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. Dreyfus National Municipal Money Market Fund Service Shares Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus National Municipal Money Market Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supplements the information below the table in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until at least March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund's Service shares so that the direct expenses of the fund's Service shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowing and extraordinary expenses) do not exceed 1.00%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2023, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2023